Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr February

Innovator Growth-100 Power Buffer ETF™ – February

Innovator International Developed Power Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Small Cap Power Buffer ETF™ – February

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 3, 2025 or February 27, 2025

February 2, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The prior Outcome Period ended on January 31, 2026. Each Fund has commenced a new Outcome Period that began on February 1, 2026 and will end on January 31, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Equity Defined Protection ETF® – 1 Yr February	ZFEB	Gross: 6.37% Net: 5.58%*	The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 6.37% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from February 1, 2026 to January 31, 2027.
Innovator Growth-100 Power Buffer ETF™ – February	NFEB	Gross: 15.10% Net: 14.31%*	The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 15.10% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from February 1, 2026 to January 31, 2027.
Innovator International Developed Power Buffer ETF™ – February	IFEB	Gross: 13.49% Net: 12.64%*	The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 13.49% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from February 1, 2026 to January 31, 2027.
Innovator U.S. Equity Buffer ETF™ – February	BFEB	Gross: 16.60% Net: 15.81%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 16.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from February 1, 2026 to January 31, 2027.
Innovator U.S. Equity Power Buffer ETF™ – February	PFEB	Gross: 12.42% Net: 11.63%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.42% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from February 1, 2026 to January 31, 2027.
Innovator U.S. Equity Ultra Buffer ETF™ – February	UFEB	Gross: 11.39% Net: 10.60%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.39% (prior to taking into account management fees and other fees) while providing a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from February 1, 2026 to January 31, 2027.
Innovator U.S. Small Cap Power Buffer ETF™ – February	KFEB	Gross: 17.63% Net: 16.84%*	The Fund seeks to provide investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 17.63% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares Russell 2000 ETF losses, over the period from February 1, 2026 to January 31, 2027.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: February 1, 2026 through January 31, 2027.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference